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Global Tactical Fund
GLOBAL TACTICAL FUND SUMMARY
INVESTMENT OBJECTIVE:
The Global Tactical Fund’s (the “Fund”) investment objective is long-term capital appreciation.
FEES AND EXPENSES OF THE FUND:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Global Tactical Fund Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none
Redemption Fee (as a % of amount redeemed, if sold within 90 days)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Global Tactical Fund Institutional Class
Management Fees	1.50%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	1.37%
Interest and Dividend Expenses Related to Short Selling	1.45%
Acquired Fund Fees and Expenses	0.09%	[1]
Total Annual Fund Operating Expenses	4.41%
Fee Waiver and/or Expense Reimbursement	1.02%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	3.39%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies.
[2]	The Fund's adviser, Greenwich Ivy Capital LLC (the "Adviser") has contractually agreed to reduce its fees and to reimburse expenses, at least through January 31, 2022, to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, borrowing interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired (underlying) fund fees and expenses or extraordinary expenses such as litigation) will not exceed 1.85% of the average daily net assets attributable to the Institutional Class shares. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within three years of the date on which the waiver or reimbursement occurs, if such recoupment can be achieved within the lesser of the foregoing expense limits and the expense limits in place at the time of recoupment. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days' written notice to the Adviser.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those reflected in the above fee table. The Example assumes the impact of the fee waiver solely for the period of the expense reimbursement agreement shown above. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
Global Tactical Fund | Institutional Class | USD ($)	342	1,243	2,155	4,483

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Example, affect the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal period ended September 30, 2020 was 121.41%.

PRINCIPAL INVESTMENT STRATEGY:

In pursuing its investment objective of long-term capital appreciation, the Fund tactically invests in equity securities and exchange-traded funds that primarily invest in equity securities (“ETFs”). Equity securities will include those that are issued by U.S., foreign, and emerging market companies and may be of any capitalization. The Fund may invest in micro-capitalization companies which the Fund defines as those that at the time of purchase: (i) have a market capitalization between $100 million and $750 million or (ii) are within the capitalization range of the Russell Microcap Index as of its most recent reconstitution date. The Fund may also sell short individual equity securities or shares of ETFs. The Fund also may invest in inverse ETFs. During periods of market volatility, the Fund may assume a temporary defensive position by investing up to 70% of its assets in cash or cash equivalents such as money market funds and U.S. Treasury Securities.

Under normal circumstances, the Fund invests at least 40% (or 30% if conditions are not favorable) of the Fund’s net assets plus any amounts of borrowing in global securities. The Fund defines global securities as securities of non-U.S. companies and ETFs that invest primarily in securities issued by non-U.S. companies. The Fund considers a non-U.S. company as one that has its principal place of business outside of the United States or conducts 50% or more of its business outside of the United States. The Fund considers emerging market countries to be those represented in the MSCI Emerging Markets Index.

In making investments for the Fund’s portfolio, the Adviser employs a fundamental research approach that evaluates the investment merits of equity securities and ETFs. The Adviser also considers overall global equity market trends in managing the Fund’s portfolio. If the Adviser considers equity market conditions to be unfavorable or uncertain, the Fund may sell short individual equity securities or shares of ETFs, invest in inverse ETFs or allocate a significant amount of its assets to cash or cash equivalent positions.

The Fund is a non-diversified fund which means that it may invest in fewer issuers than a diversified fund. Because of the tactical nature of the Adviser’s strategy, the Fund may engage in frequent trading of its portfolio which will result in a higher portfolio turnover rate.

PRINCIPAL INVESTMENT RISKS:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance. The Fund is subject to the risks associated with the global stock and bond markets, any of which could cause an investment to lose money.

Currency Risk. If the Fund invests in securities that trade in, and receive revenues in, foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, the Fund’s investments in foreign currency-denominated securities may reduce the Fund’s returns.

Emerging Markets Risk. Investing in emerging markets involves not only the risks described below with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature, limited availability and reliability of information material to an investment decision, and exposure to political systems that can be expected to have less stability than those of developed countries. The typically small size of the markets of securities of issuers located in emerging markets and the possibility of a low or nonexistent volume of trading in those securities may also result in a lack of liquidity and in price volatility of those securities.

Equity Risk. The net asset value of the Fund will fluctuate based on changes in the value of the U.S. and/or foreign equity securities held by the Fund. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

Exchange Traded Fund Risk. The cost of investing in the Fund will be higher than the cost of investing directly in the ETFs in which it invests and may be higher than other mutual funds that invest directly in stocks and bonds. Each ETF is subject to specific risks, depending on the nature of the ETF. ETF shares may trade at a discount to or a premium above net asset value if there is a limited market in such shares. ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track, if any, because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities.

•Inverse ETF Risk. Inverse ETFs seek to provide the inverse daily return of a particular index or group of securities. Over time, the Inverse ETF’s returns may differ dramatically from the returns of the underlying index or group of securities. Longer holding periods and market volatility will exacerbate the differences in the Inverse ETF’s returns compared to those of the index or group of securities. It is possible that an Inverse ETF may decline in value even when the value of the index or group of securities falls.

Foreign Investment Risk. Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards. Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

Limited History of Operations Risk. The Fund is a new mutual fund and has a limited history of operations for investors to evaluate.

Management Risk. The portfolio manager’s judgments about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests or sells short may prove to be incorrect and there is no guarantee that the portfolio manager’s judgment will produce the desired results.

•New Adviser Risk. The Adviser has not previously managed a mutual fund. Mutual funds and their advisors are subject to restrictions and limitations imposed by the Investment Company Act of 1940, as amended (the “1940 Act”), and the Internal Revenue Code of 1986, as amended (the “Code”) that do not apply to the advisor’s management of other types of individual and institutional accounts. As a result, investors do not have a long-term track record from which to judge the Adviser and the Adviser may not achieve the intended result in managing the Fund.

Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund’s portfolio. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions you could lose your entire investment.

Micro Capitalization Risk. Micro capitalization companies may be newly formed or have limited product lines, distribution channels and financial and managerial resources. The risks associated with those investments are generally greater than those associated with investments in the securities of larger, more established companies. This may cause the Fund’s net asset value to be more volatile when compared to investment companies that focus only on large capitalization companies.

Non-Diversification Risk. The Fund’s portfolio may focus on a limited number of investments and will be subject to the potential for more volatility than a diversified fund.

Portfolio Turnover Risk. A higher portfolio turnover will result in higher transactional and brokerage costs.

Short Selling Risk. If a security sold short or other instrument increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. Because losses on short sales arise from increases in the value of the security sold short, such losses are theoretically unlimited. The Fund may not be able to successfully implement its short sale strategy due to limited availability of desired securities or for other reasons.

Small Capitalization Stock Risk. The earnings and prospects of small sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Small sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

PERFORMANCE:

The bar chart and performance table below show the variability of the Fund’s returns over time, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Institutional Class shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund’s shares over time to the performance of a broad-based market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information will be available at no cost by calling 1-800-869-1679 and may also be available at www.greenwichivyfunds.com.

Performance Bar Chart For Calendar Year Ended December 31 Average Annual Total Returns

Best Quarter:	12-31-2020	31.75%
Worst Quarter:	3-31-2020	-11.35%

Average Annual Total Returns - Global Tactical Fund	1 Year		Since Inception		Inception Date
Institutional Class	26.89%		25.24%		Dec. 04, 2019
Institutional Class | Return after taxes on distributions	26.89%		25.24%		Dec. 04, 2019
Institutional Class | Return after taxes on distributions and sale of fund shares	20.49%		19.27%		Dec. 04, 2019
S&P 500 Total Return Index	18.40%	[1]	21.25%	[1]	Dec. 04, 2019
[1]	The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies and includes the reinvestment of dividends. This index is widely used by professional investors as a performance benchmark for large-cap stocks. You cannot invest directly in an index.